Derivative financial instruments - Total recognised derivative assets/(liabilities) (Details) - GBP (£) £ in Millions		Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Derivative assets	[1]	£ 228,498	£ 237,669	[2]
Derivative liabilities	[1]	(224,928)	(238,345)	[2]
Notional amount		45,341,843	35,918,021
At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets designated in hedge accounting relationships			165
Derivative liabilities designated in hedge accounting relationships			(1,109)
Derivative assets		228,498	237,669
Derivative liabilities		(224,928)	(238,345)
At fair value [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets designated in hedge accounting relationships			7
Derivative liabilities designated in hedge accounting relationships			(3)
At fair value [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets designated in hedge accounting relationships			117
Derivative liabilities designated in hedge accounting relationships			(1,096)
At fair value [member] | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets designated in hedge accounting relationships			41
Derivative liabilities designated in hedge accounting relationships			(10)
Designated in hedge accounting relationships [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		213,312	231,348
Designated in hedge accounting relationships [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		78,828	123,585
Designated in hedge accounting relationships [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		131,685	104,781
Designated in hedge accounting relationships [member] | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		2,799	2,982
Designated in hedge accounting relationships [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets designated in hedge accounting relationships		157	165
Derivative liabilities designated in hedge accounting relationships		(135)	(1,109)
Designated in hedge accounting relationships [member] | At fair value [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets designated in hedge accounting relationships		5	7
Derivative liabilities designated in hedge accounting relationships		(3)	(3)
Designated in hedge accounting relationships [member] | At fair value [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets designated in hedge accounting relationships		139	117
Derivative liabilities designated in hedge accounting relationships		(71)	(1,096)
Designated in hedge accounting relationships [member] | At fair value [member] | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets designated in hedge accounting relationships		13	41
Derivative liabilities designated in hedge accounting relationships		(61)	(10)
Held for trading [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		45,128,531	35,686,673
Held for trading [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading		228,341	237,504
Derivative liabilities held for trading		(224,793)	(237,236)
Held for trading [member] | Foreign exchange derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		6,157,051	4,819,811
Held for trading [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading		71,963	54,902
Derivative liabilities held for trading		(70,484)	(53,460)
Held for trading [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		37,245,041	29,193,812
Held for trading [member] | Interest rate derivatives [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading		127,642	152,919
Derivative liabilities held for trading		(121,842)	(145,658)
Held for trading [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		728,106	715,001
Held for trading [member] | Credit derivatives [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading		10,683	12,549
Derivative liabilities held for trading		(9,558)	(11,552)
Held for trading [member] | Equity and stock index and commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		998,333	958,049
Held for trading [member] | Equity and stock index and commodity derivatives [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading		18,053	17,134
Derivative liabilities held for trading		£ (22,909)	£ (26,566)

[1]	For notes to the Financial Statements see pages [xx] to [xx].
[2]

B arclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1, Basis of preparation on pages [xx] to [xx], Note 21, Transition disclosures on pages [xx] to [xx] and the Credit risk disclosures on page X toX and X.